Income Taxes - Schedule of Difference Between Income Tax Expense and Amount Computed by Statutory Federal Income Tax Rate to Income Before Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net income before taxes	$ 3,452	$ 2,936	$ 6,820	$ 5,822	$ 10,889	$ 12,814
Statutory federal tax rate					21.00%	34.00%
Tax on income at statutory federal tax rate					$ 2,287	$ 4,357
Increase (decrease) resulting from:
Federal income tax benefit of state income taxes					(92)	(156)
Tax exempt income on loans					(95)	(82)
Tax exempt income on investments					(178)	(384)
Tax exempt income from bank-owned life insurance					(120)	(144)
Tax exempt death benefits from bank-owned life insurance						(226)
Nondeductible expenses					143	66
Change in federal income tax rate						878
State income tax					438	460
Other						(250)
Total income tax expense	$ 732	$ 671	$ 1,451	$ 1,298	$ 2,383	$ 4,519